Revenue - Total revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Streaming Interests, Silver	$ 74,275	$ 61,051
Streaming Interests, Gold	74,743	50,222
Streaming Interests, Other	8,139	10,301
Royalty Interests	46,867	28,705
Revenue - other	0	1,606
Total revenues	$ 204,024	$ 151,885